SCHEDULE OF INVESTMENT IN AFFILIATED COMPANY (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Joint Venture Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest free loan	$ 448